Segment Information - Summary of Operating Revenues and Non Current Assets by Geographical Regions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [Line Items]
Operating revenues	₩ 24,440,647	₩ 24,899,189	₩ 23,436,050
Non-current assets	18,953,009	19,275,095
Domestic [member]
Disclosure of geographical areas [Line Items]
Operating revenues	24,368,729	24,832,068	23,376,218
Non-current assets	18,934,766	19,198,416
Overseas [member]
Disclosure of geographical areas [Line Items]
Operating revenues	71,918	67,121	₩ 59,832
Non-current assets	₩ 18,243	₩ 76,679